INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents trademarks and proprietary technology	Loyalty program	Distribution networks and other	Total assets
Gross Carrying Amount:
Balance at January 1, 2016	$—	$371	$180	$—	$77	$628
Additions, net	—	—	17	—	1	18
Acquisitions through business combinations (1)	—	36	—	—	—	36
Assets reclassified as held for sale (3)	—	(1)	(77)	—	(52)	(130)
Net foreign currency exchange differences	—	—	—	—	2	2
Balances at December 31, 2016	$—	$406	$120	$—	$28	$554
Additions, net	67	1	18	—	12	98
Acquisitions through business combinations (1)	2,189	376	38	163	104	2,870
Disposition	(3)	(59)	(14)	—	—	(76)
Net foreign currency exchange differences	(100)	6	10	—	(2)	(86)
Balance at December 31, 2017	$2,153	$730	$172	$163	$142	$3,360
Accumulated Depreciation and Impairment
Balance at January 1, 2016	$—	$(107)	$(48)	$—	$(28)	$(183)
Amortization expense	—	(26)	(13)	—	(13)	(52)
Assets reclassified as held for sale (3)	—	—	23	—	29	52
Net foreign currency exchange differences	—	—	—	—	—	—
Balance at December 31, 2016 (2)	$—	$(133)	$(38)	$—	$(12)	$(183)
Amortization expense	(57)	(50)	(15)	(5)	(5)	(132)
Assets reclassified as held for sale (3)	—	—	—	—	—	—
Net foreign currency exchange differences	—	(7)	(2)	—	—	(9)
Disposal	—	49	9	—	—	58
Balance at December 31, 2017 (2)	$(57)	$(141)	$(46)	$(5)	$(17)	$(266)
Net book value
December 31, 2016	$—	$273	$82	$—	$16	$371
December 31, 2017	$2,096	$589	$126	$158	$125	$3,094
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(1)	See Note 3 for additional information.

(2)
Accumulated impairment losses of $nil (2016: $7 million) and $nil (2016: $3 million) were reclassified as held for sale during 2017 for patents and trademarks and distribution networks, respectively. No impairment losses were reversed in 2016 or 2017.

(3)	See Note 8 for additional information.

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$1,152	$1,124
Acquisitions through business combinations (1)	342	39
Impairment losses (2)	—	(3)
Assets reclassified as held for sale (3)	—	(4)
Foreign currency translation	60	(4)
Balance at end of year	$1,554	$1,152
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(1)	See Note 3 for additional information.

(2)	For the year ended December 31, 2016 an impairment of goodwill of $3 million was recorded in one of our real estate services business.

(3)	See Note 8 for additional information.